Related Party Transactions Related Party Transactions (Narrative) (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party		$ 390,000	$ 868,000	$ 1,100,000
Income Tax Expense (Benefit)		(237,000)	(1,766,000)	$ 343,000
Due from Related Parties		873,000
Spinoff
Related Party Transaction [Line Items]
Payable to former affiliate		331,000
Parent Company [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party		4,000	0
Income Tax Expense (Benefit)	$ (306)	(50,897)
Due from Related Parties	$ 0	$ 191,570	$ 0